Consolidated Statements of Stockholders' Equity (Parenthetical)	12 Months Ended
Dec. 31, 2023 $ / shares
Statement of Stockholders' Equity [Abstract]
Common stock par or stated value per share	$ 0.01
Preferred stock dividends per share	0.67
Preferred stock down round deemed dividends per share	$ 0.29